LIQUIDITY AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Liquidity and Capital Management [Abstract]
Disclosure of Contractual Obligations
The table below presents the partnership’s contractual obligations as of December 31, 2023:

(US$ Millions)		Payments due by period
Dec. 31, 2023	Total	< 1 Year	1 Year	2 Years	3 Years	4 Years	> 5 Years
Debt obligations(1)	$69,056	$28,824	$13,749	$6,859	$7,958	$5,822	$5,844
Capital securities	2,835	795	164	565	—	—	1,311
Lease obligations	5,196	66	63	63	63	64	4,877
Commitments(2)	258	182	73	2	—	1	—

Interest expense(3):
Debt obligations	10,307	3,765	2,172	1,575	1,035	529	1,231
Capital securities	1,530	169	128	125	86	88	934
Interest rate swaps	(17)	(20)	(3)	2	3	1	—
(1)Debt obligations gross of deferred financing costs of $344 million.
(2)Primarily consists of construction commitments on commercial developments.
(3)Represents aggregate interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.